SCHEDULE OF BANK LOANS (Details) ¥ in Millions		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	May 31, 2025	May 23, 2024	Apr. 12, 2024	Nov. 21, 2023 USD ($)	Nov. 21, 2023 CNY (¥)
Debt Instrument [Line Items]
Annual Interest Rate				3.50%	4.00%	4.00%
Total loans		$ 3,068,046	$ 1,178,279
Current portion		3,068,046	50,899
Long-term loans			$ 1,127,380
Bank of China [Member]
Debt Instrument [Line Items]
Principal Amount	[1]	$ 253,326
Annual Interest Rate	[1]	3.35%
Contract term	[1]	2024/10/16-2025/10/15
Industrial and Commercial Bank One [Member]
Debt Instrument [Line Items]
Principal Amount	[2]	$ 1,407,360
Annual Interest Rate	[2]	2.45%
Contract term	[2]	2025/3/18-2026/03/17
Industrial and Commercial Bank Two [Member]
Debt Instrument [Line Items]
Principal Amount	[3]	$ 1,407,360
Annual Interest Rate	[3]	2.45%
Contract term	[3]	2025/3/25-2026/03/24
Shenzhen Qianhai Webank One [Member]
Debt Instrument [Line Items]
Annual Interest Rate			8.82%
Contract term			2023/4/18-2025/4/17
Total loans			$ 31,871
Shenzhen Qianhai Webank Two [Member]
Debt Instrument [Line Items]
Annual Interest Rate			7.94%
Contract term			2023/4/18-2025/4/17
Total loans			$ 19,028
Bank Of China Chengdu Zijing West Road Subbranch One [Member]
Debt Instrument [Line Items]
Annual Interest Rate			3.35%
Contract term			2024/8/23-2025/8/23
Total loans			$ 841,967
Bank Of China Chengdu Zijing West Road Subbranch Two [Member]
Debt Instrument [Line Items]
Principal Amount							$ 281,472	¥ 2
Annual Interest Rate			3.45%
Contract term			2023/11/21-2024/11/20
Total loans			$ 285,413

[1]	On November 21, 2023, the Company obtained a loan of RMB 2 million ($281,472) from Bank of China Chengdu Hi-Tech Industrial Development Zone Sub-branch, which due November 20, 2024. The loan is guaranteed by Li Hongliang, chief executive officer of the Company. RMB 100,000 ($14,074) was repaid in October, 2024. RMB 1,900,000 ($267,398) was refinanced and extended to October 15, 2025. RMB 100,000 ($14,074) and RMB 1,800,000 ($253,326) was repaid on September 16, 2025 and October 16, 2025, respectively.
[2]	On March 18, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 17, 2026.
[3]	On March 25, 2025, the Company obtained a loan of RMB 10 million ($1,407,360) from Industrial and Commercial Bank of China Beijing Yayuncun Sub-branch, which is due March 24, 2026.